Subsequent events (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Sep. 23, 2024	Aug. 02, 2024
Subsequent Events [Abstract]
Unsecured convertible promissory notes	$ 30,000,000
Aggregate principal amount			$ 30,000,000
Bid price		$ 1.00